Disclosures on Financial Instruments - Summary of Carrying Amounts and Fair Value of Each Category of Financial Assets and Liabilities (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
USD denominated bonds designated as cash flow hedges against forecasted USD revenue	₨ 69,148.8	$ 1,000.0	₨ 111,664.4	$ 1,700.0
Designated hedges [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Loss on fair value changes attributable to hedged interest rate risk	445.6
Derivatives in hedging relationship [Member] | Designated hedges [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities designated as hedged in fair value hedge relationship	₨ 34,585.5